ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES	ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES
The following table summarizes accounts payable and other current liabilities as of December 31, 2022 and 2021:

	2022	2021
Accounts payable	$13,708	$9,407
Accrued interest	1,712	3,514
Accrued payroll	13,884	9,234
Current portion of lease liabilities	24,075	20,249
Customer deposits	5,446	5,732
State and local taxes	10,011	8,492
Professional fees	1,873	5,637
Other accrued expenses	8,729	12,828
Total	$79,438	$75,093